Right-of-use assets	12 Months Ended
Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

6.	Right-of-use assets

Information about leases for which the Group is lessees are presented below:

Office premises
USD
Cost
As at 1 April 2023	1,170,590
Additions	447,201
Derecognition arising from lease termination	(138,528)
Exchange difference	(82,533)

As at 31 March 2024/1 April 2024	1,396,730
Additions	921,737
Derecognition arising from lease termination	(269,876)
Exchange difference	103,211

As at 31 March 2025	2,151,802

Accumulated amortisation
As at 1 April 2023	703,075
Charge for the financial year	403,019
Derecognition arising from lease termination	(138,528)
Exchange difference	(50,959)

As at 31 March 2024/1 April 2024	916,607
Charge for the financial year	500,144
Derecognition arising from lease termination	(269,876)
Exchange difference	64,772

As at 31 March 2025	1,211,647

Carrying amount

As at 31 March 2025	940,155

As at 31 March 2024	480,123

The Group leases office premises, some of which include options to extend or terminate the leases. Management has assessed these options on a lease-by-lease basis and has excluded extension periods and early termination clauses from the lease term where it is not reasonably certain that the respective options will be exercised. Accordingly, the related lease liabilities and right-of-use assets have been measured based on the lease term excluding such optional periods.

Cilo Cybin Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets

3.	RIGHT-OF-USE ASSET

Details pertaining to leasing arrangements, where the company is lessee are presented below.

	Buildings	Total

Balance at 1 April 2024	-	-
At cost	-	-
Accumulated depreciation	-	-
Carrying amount as at 1 April 2024	-	-

Movements for the year ended 31 March 2025
Additions	4,045,635	4,045,635
Depreciation raised	(337,136)	(337,136)
Property, plant and equipment at the end of the year	3,708,499	3,708,499

Depreciation recognised on right-of-use assets

Depreciation recognised on each class of right-of-use assets, is presented below. It includes depreciation which has been expensed in the total depreciation charge in profit or loss note, as well as depreciation which has been capitalised to the cost of other assets.

Depreciation raised	(337,136)	(337,136)

Please refer note 7 for details of the lease.